BORROWINGS	12 Months Ended
Dec. 31, 2013
BORROWINGS
BORROWINGS

8. BORROWINGS

The Company’s bank borrowings consist of the following:

	At December 31,
	2012	2013
Short-term	$596,556,547	$629,177,762
Long-term, current portion	137,061,876	43,918,386
Subtotal	733,618,423	673,096,148
Long-term	56,580,128	69,489,079
	$790,198,551	$742,585,227

As of December 31, 2012 and 2013, the maximum bank credit facilities granted to the Company were $1,207,002,093 and $941,702,099, respectively, of which, $707,200,012 and $824,570,450 were drawn down, and $499,802,081 and $117,131,649 were available as of December 31, 2012 and 2013, respectively.  The available lines of credit as of December 31, 2013 are subject to annual review and renewal by the financial intuitions.

As of December 31, 2012, short-term borrowings of $77,331,959 and long-term borrowings of $56,580,128 were secured by property, plant and equipment with carrying amounts of $246,160,830, prepaid land use right of $20,018,029 and accounts receivable of $4,313,924. As of December 31, 2013, short-term borrowings of $426,421,284 and long-term borrowings of $56,311,879 were secured by property, plant and equipment with carrying amounts of $904,042,449, prepaid land use right of $133,318,726 and accounts receivable of $6,959,329.

In addition, $59,389,070 and $202,396,613 of borrowings were guaranteed by personal assets of Mr. Xianshou Li, the Company’s chief executive officer, and his family as of December 31, 2012 and 2013, respectively.

a) Short-term

Interest rates for all short-term borrowings are variable for certain short-term borrowings, and are updated monthly. The weighted average interest rate of short term loans was 5.38%, 6.63% and 5.46% in the years ended December 31, 2011, 2012 and 2013, respectively. The borrowings are repayable within one year.

b) Long-term

Interest rates are variable for certain portions of the long-term borrowings, and are updated every three months, once a year or according to a predetermined schedule. The weighted average interest rate of long-term borrowings was 6.54%, 6.92% and 6.82% in the year ended December 31, 2011, 2012 and 2013, respectively. There are financial covenants associated with Sichuan ReneSola’s long-term borrowings of $36,341,360, related to certain operational metrics and financial ratios.

As of December 31, 2013, Sichuan ReneSola, ReneSola Jiangsu and ReneSola Zhejiang were in compliance with all debt covenants. Future principal repayment on the long-term bank loans are as follows:

2014	$43,918,386
2015	29,921,682
2016	661,392
2017 and after	38,906,005
$113,407,465

c) Interest expense

Interest expense incurred for the years ended December 31, 2011, 2012 and 2013 was $40,898,780, $54,846,828, and $53,333,912 respectively, of which $3,708,484, $4,218,121 and $1,225,421 has been capitalized in the carrying value of property, plant and equipment.